INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2011
Amortizable Intangible Assets

As of December 31, 2010 and 2011, the Company had the following balances of amortizable intangible assets:

	As of December 31,
	2010	2011
Cost:
Customer relationships	$9,463	$11,132
Patents	—	484
Trade names	—	3,983
Non-compete agreements	—	1,390
Software	3,269	4,176

Total	$12,732	$21,165

Accumulated amortization:
Customer relationships	(6,648)	(8,182)
Patents	—	(17)
Trade names	—	(30)
Non-compete agreements	—	(56)
Software	(1,830)	(2,312)

Total	$(8,478)	$(10,597)

Intangible assets, net	$4,254	$10,568

Estimated Amortization Expense of Intangible Assets for future Years

The following table presents the total estimated amortization expense for intangible assets for the future years:

Year	Total
2012	2,443
2013	951
2014	920
2015	884
2016	793
Thereafter	4,577

Total	10,568